Financial Instruments - Schedule of Net Gains or Losses by Category of Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and receivables | Interest Income
Disclosure Of Financial Instruments [Line Items]
Loans and receivables	₩ 554	₩ 522
Loans and receivables | Foreign Currency Transactions
Disclosure Of Financial Instruments [Line Items]
Loans and receivables	231	759
Financial Liabilities at Amortized Cost | Foreign Currency Transactions
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at amortized cost	₩ (349)	₩ (1,289)